RIGHT OF USE ASSETS AND LEASE LIABILITIES - Right of Use Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start	[1]	$ 156	$ 175
Amortisation for the year		78	81		$ 63
Impairment		7
Right of use assets at period end		142	156	[1]	175	[1]
Impairment loss recognised in profit or loss		230	315		2
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		360	313		257
Additions		83	91		102
Derecognition and other movements		(48)	(34)		(37)
Translation		0	(10)		(9)
Right of use assets at period end		395	360		313
Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		(204)	(138)		(115)
Derecognition and other movements		(38)	(29)		(37)
Translation			(3)		(4)
Amortisation for the year		80	81		63
Impairment			17		1
Impairment of right of use assets		10
Impairment reversal (2)		(3)
Right of use assets at period end		(253)	(204)		(138)
Mine infrastructure
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		148	162
Right of use assets at period end		130	148		162
Mine infrastructure | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		345	297		233
Additions		77	90		95
Derecognition and other movements		(48)	(34)		(22)
Translation		(1)	(8)		(9)
Right of use assets at period end		373	345		297
Mine infrastructure | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		(197)	(135)		(100)
Derecognition and other movements		(38)	(29)		(22)
Translation			(4)		(4)
Amortisation for the year		77	78		61
Impairment		7	17		0
Impairment of right of use assets		10
Impairment reversal (2)		(3)
Right of use assets at period end		(243)	(197)		(135)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		8	13
Right of use assets at period end		12	8		13
Land and buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		15	16		24
Additions		6	1		7
Derecognition and other movements		0	0		(15)
Translation		1	(2)		0
Right of use assets at period end		22	15		16
Land and buildings | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at period start		(7)	(3)		(15)
Derecognition and other movements		0	0		(15)
Translation			1		0
Amortisation for the year		3	3		2
Impairment			0		1
Impairment of right of use assets		0
Impairment reversal (2)		0
Right of use assets at period end		$ (10)	$ (7)		$ (3)

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.